Note 14 - Segments and Geographic Information (Details) - Revenue from Unaffiliated Customers by Geographic Area (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Note 14 - Segments and Geographic Information (Details) - Revenue from Unaffiliated Customers by Geographic Area [Line Items]
Revenues	$ 38	$ 47	$ 90	$ 152
HONG KONG
Note 14 - Segments and Geographic Information (Details) - Revenue from Unaffiliated Customers by Geographic Area [Line Items]
Revenues			43
JAPAN
Note 14 - Segments and Geographic Information (Details) - Revenue from Unaffiliated Customers by Geographic Area [Line Items]
Revenues			40	152
CANADA
Note 14 - Segments and Geographic Information (Details) - Revenue from Unaffiliated Customers by Geographic Area [Line Items]
Revenues			4
Other [Member]
Note 14 - Segments and Geographic Information (Details) - Revenue from Unaffiliated Customers by Geographic Area [Line Items]
Revenues			$ 3